INCOME TAX - Component of loss before income tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			$ (749,142)	$ (724,271)	$ (108,678)
Total current tax provision			1,113	292	1,637
Total deferred tax expense			(126)		216
Actual income tax expense	$ 355	$ (18)	1,113	292	1,853
The PRC, excluding Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			(514,816)	(652,302)	(113,598)
Total current tax provision			727	73	852
Germany
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			(5,370)	801	2,060
Total current tax provision			332	400	603
UK
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			(166,174)	821	2,415
Total current tax provision				(187)	182
Total deferred tax expense					216
Netherlands
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			(46,774)	(47,710)	(1,415)
Cayman Islands
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			(4,383)	(25,598)	$ 1,860
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			(1,859)	78
Others
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax			(9,766)	(361)
Total current tax provision			$ 54	$ 6